Schedule of other operating expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Foreign worker levy	$ 165,089	$ 173,632
Impairment loss on other receivables		49,851
Insurance	158,436	260,787
Professional fees	786,260	633,525
Property tax	112,554	109,326
Rental and storage	309,317	409,145
Utilities	252,894	164,581
Upkeep, repair and maintenance	174,250	131,776
Chemical and incineration fees	522,658	349,769
Bank service charges	12,379	10,846
Nasdaq listing fee	86,000	65,500
Nasdaq listing expenses	52,015	19,364
Others	61,141	22,329
Other operating expenses	$ (2,692,993)	$ (2,400,431)